[AXA EQUITABLE LETTERHEAD]

September 6, 2006

Filing Desk

United States Securities and Exchange Commission

100 F. Street, N.E.

Washington DC 20549

Attention:        Filing – Rule 497(j)

Re:	EQ Advisors Trust (“Trust”)
Registration Statement File No. 333-17217 and 811-07953

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Statement of Additional Information contained in Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on August 23, 2006.

If you have any questions or comments on the enclosed, please do not hesitate to contact me at (212) 314-3751.

Very truly yours,

/s/
Paraskevou Charalambous
Senior Legal Assistant

Enclosure

cc:	Kirkpatrick & Lockhart Nicholson Graham LLP